Share Capital	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share Capital [Abstract]
Share Capital

10. Share Capital

In September 2021, the Company completed a registered direct offering of an aggregate of 22,600,000 common shares, no par value, of the Company, and warrants to purchase an aggregate of 11,299,000 common shares of the Company at a combined offering price of $8.50 per share. The warrants have an exercise price of $9.50 per share. Each warrant is exercisable for one common share and is immediately exercisable and will expire five years from the issuance date. A holder (together with its affiliates) may not exercise any portion of such holder’s warrants to the extent that the holder would own more than 4.99% of the Company’s outstanding common shares immediately after exercise, except that upon notice from the holder to the Company, the holder may decrease or increase the limitation of ownership of outstanding stock after exercising the holder’s warrants up to 9.99% of the number of common shares outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the warrants, provided that any increase in such limitation shall not be effective until 61 days following notice to the Company. Net proceeds, after deducting placement agent’s fees, commissions and other offering expenses, were approximately $176.3 million. Maxim Group LLC (“Maxim”) acted as the sole placement agent in connection with the offering. The proceeds will be used, in part, towards the purchase of 60,000 crypto mining machines (“miners”).

In August 2021, the Company completed the purchase and sale of 2,488,530 units (collectively, the “Units” and individually, a “Unit”) at a combined offering price of $4.25 per Unit with each Unit consisting of (a) one common share of the Company, (b) a warrant to purchase one common share of the Company at an exercise price of $6.50 per share immediately exercisable and will expire three years from the issuance date (the “A Warrant”), and (c) a warrant to purchase one common share of the Company at an exercise price of $7.50 per share immediately exercisable and will expire three years from the issuance date (the “B Warrant”) (collectively the “August 2021 Warrants”). The August 2021 Warrants include a provision restricting the warrant holder from exercising it if the aggregate number of common shares held by the warrant holder equals or exceeds 4.99% of the issued and outstanding shares of the Company, calculated on a partially converted basis (i.e., assuming the conversion of all rights to receive common shares of the Company held by the warrant holder). In addition, as an introduction fee, the Company issued to OTC Hospitality Group 106,958 A Warrants and 106,958 B Warrants, with the same terms as the August 2021 Warrants, to purchase, in the aggregate, up to 213,916 common shares and paid to OTC Hospitality Group $456,000 in cash. Net proceeds were approximately $10.1 million. The Company intends to use the proceeds for general corporate and working capital purposes.

In May 2021, the Company completed the closing of its underwritten public offering of 5,600,000 common shares at a price to the public of $1.25 per share. Maxim acted as the sole placement agent in connection with the offering. The Company granted to Maxim a 45-day option to purchase up to an additional 700,000 common shares, at the public offering price less underwriting discounts and commissions, of which Maxim has exercised its option to purchase the additional common shares. In addition, the Company issued Maxim 224,000 warrants to purchase up to 224,000 common shares at a purchase price of $1.375. Net proceeds after deducting underwriting discounts, commissions and other offering expenses were approximately $6.8 million, inclusive of the over-allotment.

In May 2021, the Company entered into a settlement and termination agreement with Torrington, and as full and final settlement of all amounts owing under the February 13, 2020 Business Advisory Agreement, whether fixed, contingent or otherwise, the Company issued to Torrington, as a one-time payment, share certificates representing 600,000 common shares of the Company with a fair value of $795,000.

In May 2020, the Company entered into an equity purchase agreement and registration rights agreement with Oasis to purchase from the Company up to $11.0 million worth of common shares of the Company. Under the purchase agreement, the Company has the right to sell up to $11.0 million of its common shares to Oasis over a 36-month period. The Company will control the timing and amount of any sales to Oasis, and Oasis is obligated to make purchases in accordance with the purchase agreement, upon certain terms and conditions being met. The purchase agreement, which contains a floor price of $1.74 per common share, as amended on January 4, 2021, allows the Company to fund its needs in a more expedient and cost-effective manner, on the pricing terms set forth in the purchase agreement. The equity line is designed to provide capital to the Company as it is required. During the nine months ended September 30, 2021, the Company issued 630,000 common shares to Oasis for gross proceeds of $1.3 million under the terms and conditions of the equity purchase agreement. At September 30, 2021, the Company has issued from inception to date, in the aggregate, $1.7 million worth of common shares of the Company under the equity purchase agreement.

Warrants

At September 30, 2021, the Company had the following outstanding warrants to purchase common shares:

Date issued	Contractual life (years)	Exercise price	Number outstanding	Expiration
August 2017	5	$42.00	37,500	August 11, 2022
August 2017	5	$42.00	11,876	August 16, 2022
August 2017	5	$42.00	25,625	August 22, 2022
April 2018	5	$5.60	111,563	April 17, 2023
March 2020	3	$0.60	31,000	March 23, 2023
April 2020	5	$0.92	579,500	April 30, 2025
May 2021	5	$1.375	224,000	May 27, 2026
July 2021	3	$4.00	2,000,000	*
August 2021	3	$6.50	2,595,488	August 25, 2024
August 2021	3	$7.50	2,595,488	August 25, 2024
September 2021	5	$9.50	11,299,999	September 8, 2026
			19,512,039

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*        These warrants require shareholder approval to exercise, which has not occurred as of September 30, 2021, and expire on the third anniversary of the initial exercise date.

9.      Share Capital

On June 1, 2020, the Company entered into a consulting agreement with GROUPE PARAMEUS CORP (“GROUPE P”) to provide consulting services for one year to the Company in the area of corporate finance, investor communications and financial and investor public relations. As compensation for GROUPE P’s services to be provided pursuant to the consulting agreement, in addition to a prepayment of $150,000 in cash, the Company granted 100,000 restricted stock awards, 100,000 common shares of the Company pursuant to the terms of Regulation D under the Securities Act of 1933, and a non-qualified stock option for the purchase of 50,000 common shares at an exercise price of $2.52 per share with a vest period over six months. On June 16, 2020, the Company issued 200,000 common shares to GROUPE P with a fair value of $504,000.

On April 24, 2020, the Company entered into a consulting agreement with ROK Consulting Inc. (“ROK”) to provide consulting services to the Company in the area of corporate finance, investor communications and financial and investor public relations (the “ROK Consulting Agreement”). As compensation for ROK’s services to be provided pursuant to the ROK Consulting Agreement, in addition to cash compensation, the Company agreed to issue to ROK 375,000 common shares of the Company. On June 19, 2020, the Company issued 150,000 common shares of the Company with a fair value of $360,000 to ROK per the terms of the ROK Consulting Agreement. On August 4, 2020, the Company issued 225,000 common shares of the Company with a fair value of $725,000 to ROK per the terms of the ROK Consulting Agreement.

In May 2020, the Company entered into an equity purchase agreement and registration rights agreement with Oasis Capital, LLC (“Oasis Capital”), to purchase from the Company up to $11.0 million worth of common shares of the Company. Under the purchase agreement, the Company has the right to sell up to $11.0 million of its common shares to Oasis Capital over a 36-month period, upon satisfaction of the conditions in the purchase agreement, including the effectiveness of a resale registration statement filed on Form S-1. The Company will control the timing and amount of any sales to Oasis Capital, and Oasis Capital is obligated to make purchases in accordance with the purchase agreement, upon certain terms and conditions being met. The purchase agreement, which contains a floor price of $1.58 per common share, allows the Company to fund its needs in a more expedient and cost-effective manner, on the pricing terms set forth in the purchase agreement. The equity line is designed to provide capital to the company as it is required. During the year ended December 31, 2020, the Company issued 200,000 common shares to Oasis Capital for gross proceeds of $389,000 under the terms and conditions of the equity purchase agreement. On October 26, 2020, the Company issued 30,000 unregistered common shares of the Company to Oasis Capital in exchange for a waiver from Oasis Capital of its prepayment right under the Oasis promissory note as a result of the Series E Preferred Shares transaction. Subsequent to December 31, 2020, the Company has issued 315,000 common shares to Oasis Capital for gross proceeds of $720,000 under the terms and conditions of the Oasis Capital equity purchase agreement.

In October 2019, the Company entered into a subscription agreement and issued 149,500 common shares of the Company at $1.19 per share to a vendor in exchange for the satisfaction of certain accounts payable. The aggregate amount of the obligations shall be reduced by the cash proceeds actually received by the vendor from the sale of the shares by the vendor.

In October 2019, the Company entered into a related party subscription agreement and issued 330,000 common shares of the Company at $1.07 per share to a vendor in exchange for the satisfaction of certain accounts payable. The aggregate amount of the obligations shall be reduced by the cash proceeds actually received by the vendor from the sale of the shares by the vendor.

In August 2019, the Company entered into a purchase agreement for a private placement to issue 251,823 common shares of the Company, of which 175,765 common shares have been issued, at a purchase price of $1.29 per share for gross proceeds received of $325,000. The Company used the proceeds from the offering for general corporate and working capital purposes.

In July 2019, the Company completed a private placement and issued 240,000 common shares of the Company at a purchase price of $2.00 per share for gross proceeds of $480,000. The Company used the proceeds from the offering for general corporate and working capital purposes.

The Company has unlimited authorized shares of common shares at no par value. At December 31, 2020, the Company had the following outstanding warrants to purchase common shares:

Date issued	Contractual life (years)	Exercise price per share	Number outstanding		Expiration
March 2016	5	$500.00	150		March 4, 2021
August 2017	5	$42.00	37,500		August 11, 2022
August 2017	5	$42.00	11,876		August 16, 2022
August 2017	5	$42.00	25,625		August 22, 2022
April 2018	5	$5.60	111,563		April 17, 2023
March 2020	3	$0.60	905,820		March 23, 2023
April 2020	5	$0.92	1,694,000		April 30, 2025
			2,786,534	(1)

____________

(1)      Includes 1,860,320 of warrants to purchase common shares, in the aggregate, outstanding to related parties at December 31, 2020.

Subsequent to December 31, 2020, the Company issued 743,820 common shares of the Company for the exercise of warrants and received $478,000 in proceeds.